Income tax expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense Details Abstract
Current tax on profit for the year	¥ 18,033	¥ 15,550	¥ 15,221
Deferred income tax expenses
Income tax expense	¥ 18,033	¥ 15,550	¥ 15,221